Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	€ 27,589	€ 27,644
Other intangible assets	14,434	14,737
Property, plant and equipment	28,398	28,423
Right-of-use assets	6,197	6,263
Interests in associates and joint ventures	103	103
Non-current assets included in the calculation of net financial debt	1,027	685
Other	3,502	3,460
Total non-current assets	81,250	81,316
Inventories	866	906
Trade receivables	5,899	5,320	€ 5,295
Other customer contract assets	1,189	1,209
Prepaid expenses	887	730
Current assets included in the calculation of net financial debt	10,409	10,820
Other	4,929	6,002
Total current assets	24,178	24,987
Total assets	105,428	106,303
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	27,589	27,644
Other intangible assets	14,344	14,649
Property, plant and equipment	28,393	28,418
Right-of-use assets	6,165	6,237
Interests in associates and joint ventures	103	103
Non-current assets included in the calculation of net financial debt	1,027	685
Other	2,140	2,219
Total non-current assets	79,761	79,956
Inventories	866	906
Trade receivables	5,933	5,343
Other customer contract assets	1,189	1,209
Prepaid expenses	880	725
Current assets included in the calculation of net financial debt	10,409	10,820
Other	2,557	2,494
Total current assets	21,834	21,498
Total assets	101,595	101,454
Telecom activities, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)
Total non-current assets	(27)	(27)
Trade receivables	(40)	(24)
Prepaid expenses	0	0
Other	(18)	(3)
Total current assets	(58)	(28)
Total assets	(86)	(55)
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	14,364	14,364
Other intangible assets	3,999	3,968
Property, plant and equipment	15,454	15,308
Right-of-use assets	1,364
Interests in associates and joint ventures	4	1,174
Non-current assets included in the calculation of net financial debt		3
Other	9	10
Total non-current assets	35,193	34,827
Inventories	413	463
Trade receivables	2,189	1,477
Other customer contract assets	366	432
Prepaid expenses	57	41
Other	706	699
Total current assets	3,731	3,113
Total assets	38,924	37,940
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	6,872	6,872
Other intangible assets	1,897	1,961
Property, plant and equipment	3,667	3,673
Right-of-use assets	1,027
Interests in associates and joint ventures		1,123
Other	17	17
Total non-current assets	13,479	13,645
Inventories	60	61
Trade receivables	617	667
Other customer contract assets	135	150
Prepaid expenses	349	401
Other	39	62
Total current assets	1,201	1,341
Total assets	14,680	14,986
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,645	2,665
Other intangible assets	1,837	1,941
Property, plant and equipment	3,938	4,109
Right-of-use assets	916
Interests in associates and joint ventures	5	930
Non-current assets included in the calculation of net financial debt		5
Other	27	22
Total non-current assets	9,368	9,673
Inventories	148	149
Trade receivables	1,075	1,210
Other customer contract assets	350	380
Prepaid expenses	63	43
Other	88	74
Total current assets	1,724	1,855
Total assets	11,093	11,529
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,474	1,481
Other intangible assets	2,167	2,318
Property, plant and equipment	3,697	3,674
Right-of-use assets	870	881
Interests in associates and joint ventures	74	84
Other	23	22
Total non-current assets	8,304	8,461
Inventories	81	76
Trade receivables	783	720
Other customer contract assets	9	11
Prepaid expenses	211	87
Other	1,025	968
Total current assets	2,109	1,862
Total assets	10,413	10,323
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,217	2,245
Other intangible assets	669	695
Property, plant and equipment	500	526
Right-of-use assets	326	314
Interests in associates and joint ventures	1	1
Other	30	25
Total non-current assets	3,743	3,805
Inventories	58	60
Trade receivables	1,092	1,067
Other customer contract assets	327	237
Prepaid expenses	98	143
Other	197	216
Total current assets	1,772	1,723
Total assets	5,515	5,527
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	18
Other intangible assets	3,775	3,766
Property, plant and equipment	1,138	1,128
Right-of-use assets	1,663	1,815
Interests in associates and joint ventures	18	10
Other	20	19
Total non-current assets	6,632	6,757
Inventories	107	96
Trade receivables	1,064	974
Other customer contract assets	0
Prepaid expenses	118	26
Other	416	330
Total current assets	1,706	1,426
Total assets	8,338	8,182
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Interests in associates and joint ventures	0	0
Non-current assets included in the calculation of net financial debt	1,027	685
Other	2,014	2,104
Total non-current assets	3,042	2,789
Trade receivables	(888)	(771)
Prepaid expenses	(16)	(16)
Current assets included in the calculation of net financial debt	10,409	10,820
Other	86	145
Total current assets	9,590	10,178
Total assets	12,632	12,967
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	89	88
Property, plant and equipment	4	5
Right-of-use assets	32	26
Other	1,390	1,268
Total non-current assets	1,516	1,387
Trade receivables	7	1
Prepaid expenses	7	5
Other	2,389	3,511
Total current assets	2,403	3,517
Total assets	€ 3,919	€ 4,904